COMMITMENTS AND CONTINGENCIES (Details - Future minimum payments)	Sep. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 11,415
2025	46,046
2026	19,301
Total minimum lease payments:	76,762
Less amount representing interest	(5,693)
Present value of minimum lease payments:	$ 71,069